Employee separation charges (Details 2)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Summary of the number of employees that accepted or were subject to the programs
Impacted employees at beginning of period	1,505
Impacted employees during the period	15,868	3,085
Employee separations during the period	(16,970)	(1,580)
Impacted employees remaining at the end of period	403	1,505
U.S. Voluntary Separation Program
Employee Separation Charges.
Number of employees accepting the program	2,182
Other U.S. Separation Programs
Employee Separation Charges.
Number of employees accepting the program	6,611
Non-U.S. Separation Programs
Employee Separation Charges.
Number of employees accepting the program	7,075